Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Unrecognised deductible tax losses	¥ 3,183	¥ 3,173